UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number 811-22164

Congressional Effect Family of Funds
 (Exact name of registrant as specified in charter)

420 Lexington Avenue     Suite 601    New York, NY  10170

(Address of principal executive offices)        (Zip code)

Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0718

Date of fiscal year end: 12/31/2013

Date of reporting period: 07/01/2012 to 6/30/2013

ITEM 1. PROXY VOTING RECORD:

The Fund held no securities to vote at a meeting of shareholders during the period.  Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Family of Funds

By:
Eric T. Singer, President

Date	August 19, 2013